Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accruals and Other Payables [Abstract]
Wages payables	$ 154	$ 110
Other payables and accruals	499	188
Deferred government grants		14
Other tax payables	(10)	45
Total accurals and other payables	$ 643	$ 357